Other Income, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Income, Net [Abstract]
Schedule of Other Income, Net	Other expense, net consists of the following (in thousands):
	Thirteen-Weeks Ended
	March 31, 2024	April 2, 2023
Change in fair value of redeemable convertible preferred stock warrant liability	$1,305	$209
Change in fair value of Carlyle warrants	6,429	—
Change in fair value of FACT public, private placement and working capital warrants	(489)	—
Change in fair value of forward purchase agreement liabilities(1)	(5,578)	—
Loss on discontinued Solaria business and other, net	(148)	108
Total other income, net	$1,519	$317

(1)	Includes $4.7 million and zero of other expense for the thirteen-weeks ended March 31, 2024 and April 2, 2023, respectively, for forward purchase agreements entered into with related parties.
Other expense, net consist of the following (in thousands):
	Fiscal Years Ended December 31,
	2023	2022
Change in fair value of redeemable convertible preferred stock warrant liability	$8,513	$–
Change in fair value of Carlyle warrants	14,373	–
Change in fair value of warrant liabilities	–	(5,211)
Change in fair value of FACT public, private placement and working capital warrants	6,424	–
Gain on extinguishment of convertible notes and SAFE agreements(1)	–	3,235
Loss on sale of equity securities	(4,154)	–
Loss on CS Solis debt extinguishment	(10,338)	–
Bonus shares issued in connection with the Mergers(2)	(2,394)	–
Issuance of forward purchase agreements(3)	76	–
Change in fair value of forward purchase agreement liabilities(4)	(3,906)	–
Loss on issuance of shares in connection with the forward purchase agreements(5)	(35,490)	–
Loss on discontinued Solaria business and other, net	(2,966)	118
Total other expense, net	$(29,862)	$(1,858)
(1)	Includes zero and $1.4 million of other income for the fiscal years ended December 31, 2023 and 2022, respectively, recognized upon the conversion of related party convertible notes and SAFEs.
(2)	Includes $0.7 million of other expense for the fiscal year ended December 31, 2023 for bonus shares issued to related parties in connection with the Mergers.
(3)	Includes $0.4 million of other income for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.
(4)	Includes $9.1 million of other expense for the fiscal year ended December 31, 2023 for forward purchase agreements entered into with related parties.
(5)	Includes $30.7 million of other expense the fiscal year ended December 31, 2023 for shares issued to related parties in connection with the forward purchase agreements.